Revenues - Disaggregated Revenue (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Disaggregation of Revenue [Line Items]
Revenues	$ 9,646	$ 7,857	$ 37,343	$ 25,461
Carbon capture and transformation
Disaggregation of Revenue [Line Items]
Revenues	6,354	4,848	21,221	11,564
Licensing
Disaggregation of Revenue [Line Items]
Revenues	553	540	2,160	2,025
Engineering and other services
Disaggregation of Revenue [Line Items]
Revenues	5,801	4,308	19,061	9,539
Research and development
Disaggregation of Revenue [Line Items]
Revenues	3,292	2,269	12,122	13,897
Joint development agreements
Disaggregation of Revenue [Line Items]
Revenues	2,036	1,027	6,021	11,700
Contract research
Disaggregation of Revenue [Line Items]
Revenues	1,256	1,242	6,101	2,197
CarbonSmart (tangible product)
Disaggregation of Revenue [Line Items]
Revenues	$ 0	$ 740	$ 4,000	$ 0